Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	001-34170
Entity Registrant Name	MICROVISION, INC.
Entity Central Index Key	0000065770
Entity Tax Identification Number	91-1600822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18390 NE 68th Street
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	(425)
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable